Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,505	$ 894	$ 22,932
Restricted cash, current		40
Inventory	2,984	235
Prepaid expenses and other current assets	2,921	3,503
Total current assets	12,410	4,672
Deferred transaction costs		16,234
Other non-current assets	3,507	3,368
Total assets	15,917	24,274
Current liabilities:
Accounts payable	378	1,792
Accrued expenses and other current liabilities	2,545	1,053
Excise tax payable	2,925
Convertible notes, current		15,604
Related party convertible notes, current		2,133
Operating lease liabilities, current		359
Share-based termination liability		6,349
Total current liabilities	5,848	27,290
Operating lease liabilities, non-current		2,093
Long-term debt, non-current	13,279	13,340
Public placement warrant liability	889
Convertible preferred stock warrant liability		203
Other non-current liabilities	609
Total liabilities	21,089	42,926
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 50,000,000 shares and 1,000,000 shares authorized at September 30, 2024 and December 31, 2023, respectively; none issued or outstanding at September 30, 2024 and December 31, 2023
Common stock, value	3
Additional paid-in capital	450,283	283,881
Accumulated other comprehensive income (loss)	84	(14)
Accumulated deficit	(455,542)	(396,408)
Total stockholders’ deficit	(5,172)	(112,541)	(318,422)
Total liabilities, convertible preferred stock, and stockholders’ deficit	15,917	24,274
Related Party
Current liabilities:
Related party private placement warrant liability	464
BOLT THREADS, INC.
Current assets:
Cash and cash equivalents		894	22,932
Restricted cash, current		40
Inventory		235
Prepaid expenses and other current assets		3,738	3,185
Total current assets		4,672	26,117
Property and equipment, net			19,417
Restricted cash, non-current			2,342
Operating lease right-of-use assets			20,518
Deferred transaction costs		16,234
Other non-current assets		3,368	9,443
Total assets		24,274	77,837
Current liabilities:
Accounts payable		1,792	969
Accrued expenses and other current liabilities		1,053	1,001
Convertible notes, current		15,604
Related party convertible notes, current		2,133
Operating lease liabilities, current		359	3,567
Share-based termination liability		6,349
Total current liabilities		27,290	5,537
Operating lease liabilities, non-current		2,093	21,414
Long-term debt, non-current		13,340	29,745
Convertible preferred stock warrant liability		203	330
Total liabilities		42,926	57,026
Stockholders’ Deficit:
Common stock, value		1	1
Additional paid-in capital		283,880	20,258
Accumulated other comprehensive income (loss)		(14)	7
Accumulated deficit		(396,408)	(338,688)
Total stockholders’ deficit		(112,541)	(318,422)
Total liabilities, convertible preferred stock, and stockholders’ deficit		24,274	77,837
Convertible Preferred Stock
Current liabilities:
Convertible preferred stock, value		93,889
Convertible Preferred Stock | BOLT THREADS, INC.
Current liabilities:
Convertible preferred stock, value		$ 93,889	$ 339,233